Intangible Liabilities/ Assets - Charter Agreements - Schedule of Intangible Liabilities (Table) (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024
Below Market Lease, Net, Beginning Balance		$ 49,431	$ 5,662
Additions/(disposals)	[1]	54,109	49,295
Amortization of Below Market Lease		(13,486)	(5,526)
Below Market Lease, Net, Ending Balance		$ 90,054	$ 49,431

[1]	As of December 31, 2024, the charters of the three high-reefer ECO 9,019 TEU Vessels resulted in an intangible liability of $49,295 that was recognized and is being amortized over the remaining useful life of the charters.